UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06128

Putnam Sustainable Leaders Fund

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Alexander V. Kymn, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: June 30

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Sustainable Leaders Fund
Class A [PNOPX]	Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about Putnam Sustainable Leaders Fund for the period July 1, 2025, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	0.80%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Class A shares of Putnam Sustainable Leaders Fund returned 14.59%. The Fund compares its performance to the S&P 500 Index and the Putnam Sustainable Leaders Linked Benchmark†, which both returned 22.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	ASML Holding, a semiconductor equipment manufacturer.
↑	Underweight position in Netflix, a streaming entertainment company.
↑	Overweight position in Lam Research Group, a producer of semiconductor fabrication equipment.

Top detractors from performance:
↓	Underweight position in Micron Technology, a producer of memory and storage semiconductors.
↓	Overweight position in Roper Technologies, a diversified technology company.
↓	Overweight position in Boston Scientific Corp, a medical device manufacturer.
Putnam Sustainable Leaders Fund	PAGE 1	39051-ATSA-0826

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 6/30/2016 — 6/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Class A	14.59	8.38	15.22
Class A (with sales charge)	8.01	7.10	14.54
Russell 3000 Index	22.82	12.31	15.06
S&P 500 Index	22.32	13.41	15.51
Putnam Sustainable Leaders Linked Benchmark†	22.32	13.41	16.68
†	The Putnam Sustainable Leaders Linked Benchmark represents the performance of the Russell 3000 Growth Index through July 31, 2019, and the performance of the S&P 500 Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 21, 2018, the Fund adopted its current investment strategy.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$6,656,238,506
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	74
Total Management Fee Paid	$27,430,209
Portfolio Turnover Rate	50%
Putnam Sustainable Leaders Fund	PAGE 2	39051-ATSA-0826

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective January 1, 2026, the portfolio managers for the Fund are Stephanie Dobson and Rob Forker.
Putnam Investment Management, LLC (the “Investment Manager”), the investment manager of Putnam Sustainable Leaders Fund (the “Fund”), has recommended, and the Fund’s Board of Trustees has approved, changes to the Fund’s name, investment strategies, and 80% investment policy (collectively, the “Repositioning”), which are subject to shareholder approval of a proposed amended and restated management contract for the Fund that would eliminate the performance adjustment component of the Fund’s management fee (the “Management Contract Proposal”). If shareholders approve the Management Contract Proposal, the Investment Manager currently anticipates that the Repositioning would be effective on or about January 15, 2027 (the “Effective Date”). If shareholders approve the Management Contract Proposal, on the Effective Date, the Fund’s name would change to “Putnam Mid Cap Fund,” and the Fund would be repositioned from a large cap core fund to a mid cap equity fund. Also on the Effective Date, the Fund will revise its 80% investment policy from investing under normal circumstances at least 80% of its net assets in investments that meet the Investment Manager’s sustainability criteria, to investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, or other investments with similar economic characteristics, of medium capitalization companies. The Repositioning will not occur if shareholders do not approve the Management Contract Proposal. A full description of the Management Contract Proposal will be contained in a proxy statement that is expected to be mailed to shareholders on or around August 24, 2026. The foregoing is not a solicitation of any proxy, and shareholders of the Fund should read the proxy statement carefully when it becomes available.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Leaders Fund	PAGE 3	39051-ATSA-0826

Putnam Sustainable Leaders Fund
Class C [PNOCX]	Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about Putnam Sustainable Leaders Fund for the period July 1, 2025, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$166	1.55%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Class C shares of Putnam Sustainable Leaders Fund returned 13.75%. The Fund compares its performance to the S&P 500 Index and the Putnam Sustainable Leaders Linked Benchmark†, which both returned 22.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	ASML Holding, a semiconductor equipment manufacturer.
↑	Underweight position in Netflix, a streaming entertainment company.
↑	Overweight position in Lam Research Group, a producer of semiconductor fabrication equipment.

Top detractors from performance:
↓	Underweight position in Micron Technology, a producer of memory and storage semiconductors.
↓	Overweight position in Roper Technologies, a diversified technology company.
↓	Overweight position in Boston Scientific Corp, a medical device manufacturer.
Putnam Sustainable Leaders Fund	PAGE 1	39051-ATSC-0826

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 6/30/2016 — 6/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Class C	13.75	7.57	14.54
Class C (with sales charge)	12.78	7.57	14.54
Russell 3000 Index	22.82	12.31	15.06
S&P 500 Index	22.32	13.41	15.51
Putnam Sustainable Leaders Linked Benchmark†	22.32	13.41	16.68
†	The Putnam Sustainable Leaders Linked Benchmark represents the performance of the Russell 3000 Growth Index through July 31, 2019, and the performance of the S&P 500 Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Class C share performance reflects conversion to class A shares after eight years.
Effective March 21, 2018, the Fund adopted its current investment strategy.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$6,656,238,506
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	74
Total Management Fee Paid	$27,430,209
Portfolio Turnover Rate	50%
Putnam Sustainable Leaders Fund	PAGE 2	39051-ATSC-0826

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective January 1, 2026, the portfolio managers for the Fund are Stephanie Dobson and Rob Forker.
Putnam Investment Management, LLC (the “Investment Manager”), the investment manager of Putnam Sustainable Leaders Fund (the “Fund”), has recommended, and the Fund’s Board of Trustees has approved, changes to the Fund’s name, investment strategies, and 80% investment policy (collectively, the “Repositioning”), which are subject to shareholder approval of a proposed amended and restated management contract for the Fund that would eliminate the performance adjustment component of the Fund’s management fee (the “Management Contract Proposal”). If shareholders approve the Management Contract Proposal, the Investment Manager currently anticipates that the Repositioning would be effective on or about January 15, 2027 (the “Effective Date”). If shareholders approve the Management Contract Proposal, on the Effective Date, the Fund’s name would change to “Putnam Mid Cap Fund,” and the Fund would be repositioned from a large cap core fund to a mid cap equity fund. Also on the Effective Date, the Fund will revise its 80% investment policy from investing under normal circumstances at least 80% of its net assets in investments that meet the Investment Manager’s sustainability criteria, to investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, or other investments with similar economic characteristics, of medium capitalization companies. The Repositioning will not occur if shareholders do not approve the Management Contract Proposal. A full description of the Management Contract Proposal will be contained in a proxy statement that is expected to be mailed to shareholders on or around August 24, 2026. The foregoing is not a solicitation of any proxy, and shareholders of the Fund should read the proxy statement carefully when it becomes available.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Leaders Fund	PAGE 3	39051-ATSC-0826

Putnam Sustainable Leaders Fund
Class R [PNORX]	Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about Putnam Sustainable Leaders Fund for the period July 1, 2025, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$113	1.05%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Class R shares of Putnam Sustainable Leaders Fund returned 14.31%. The Fund compares its performance to the S&P 500 Index and the Putnam Sustainable Leaders Linked Benchmark†, which both returned 22.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	ASML Holding, a semiconductor equipment manufacturer.
↑	Underweight position in Netflix, a streaming entertainment company.
↑	Overweight position in Lam Research Group, a producer of semiconductor fabrication equipment.

Top detractors from performance:
↓	Underweight position in Micron Technology, a producer of memory and storage semiconductors.
↓	Overweight position in Roper Technologies, a diversified technology company.
↓	Overweight position in Boston Scientific Corp, a medical device manufacturer.
Putnam Sustainable Leaders Fund	PAGE 1	39051-ATSR-0826

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 6/30/2016 — 6/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Class R	14.31	8.11	14.94
Russell 3000 Index	22.82	12.31	15.06
S&P 500 Index	22.32	13.41	15.51
Putnam Sustainable Leaders Linked Benchmark†	22.32	13.41	16.68
†	The Putnam Sustainable Leaders Linked Benchmark represents the performance of the Russell 3000 Growth Index through July 31, 2019, and the performance of the S&P 500 Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 21, 2018, the Fund adopted its current investment strategy.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$6,656,238,506
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	74
Total Management Fee Paid	$27,430,209
Portfolio Turnover Rate	50%
Putnam Sustainable Leaders Fund	PAGE 2	39051-ATSR-0826

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective January 1, 2026, the portfolio managers for the Fund are Stephanie Dobson and Rob Forker.
Putnam Investment Management, LLC (the “Investment Manager”), the investment manager of Putnam Sustainable Leaders Fund (the “Fund”), has recommended, and the Fund’s Board of Trustees has approved, changes to the Fund’s name, investment strategies, and 80% investment policy (collectively, the “Repositioning”), which are subject to shareholder approval of a proposed amended and restated management contract for the Fund that would eliminate the performance adjustment component of the Fund’s management fee (the “Management Contract Proposal”). If shareholders approve the Management Contract Proposal, the Investment Manager currently anticipates that the Repositioning would be effective on or about January 15, 2027 (the “Effective Date”). If shareholders approve the Management Contract Proposal, on the Effective Date, the Fund’s name would change to “Putnam Mid Cap Fund,” and the Fund would be repositioned from a large cap core fund to a mid cap equity fund. Also on the Effective Date, the Fund will revise its 80% investment policy from investing under normal circumstances at least 80% of its net assets in investments that meet the Investment Manager’s sustainability criteria, to investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, or other investments with similar economic characteristics, of medium capitalization companies. The Repositioning will not occur if shareholders do not approve the Management Contract Proposal. A full description of the Management Contract Proposal will be contained in a proxy statement that is expected to be mailed to shareholders on or around August 24, 2026. The foregoing is not a solicitation of any proxy, and shareholders of the Fund should read the proxy statement carefully when it becomes available.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Leaders Fund	PAGE 3	39051-ATSR-0826

Putnam Sustainable Leaders Fund
Class R6 [PSLGX]	Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about Putnam Sustainable Leaders Fund for the period July 1, 2025, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$51	0.47%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Class R6 shares of Putnam Sustainable Leaders Fund returned 14.95%. The Fund compares its performance to the S&P 500 Index and the Putnam Sustainable Leaders Linked Benchmark†, which both returned 22.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	ASML Holding, a semiconductor equipment manufacturer.
↑	Underweight position in Netflix, a streaming entertainment company.
↑	Overweight position in Lam Research Group, a producer of semiconductor fabrication equipment.

Top detractors from performance:
↓	Underweight position in Micron Technology, a producer of memory and storage semiconductors.
↓	Overweight position in Roper Technologies, a diversified technology company.
↓	Overweight position in Boston Scientific Corp, a medical device manufacturer.
Putnam Sustainable Leaders Fund	PAGE 1	39051-ATSR6-0826

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 6/30/2016 — 6/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Class R6	14.95	8.74	15.60
Russell 3000 Index	22.82	12.31	15.06
S&P 500 Index	22.32	13.41	15.51
Putnam Sustainable Leaders Linked Benchmark†	22.32	13.41	16.68
†	The Putnam Sustainable Leaders Linked Benchmark represents the performance of the Russell 3000 Growth Index through July 31, 2019, and the performance of the S&P 500 Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 5/22/2018. Returns for periods before 5/22/2018 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective March 21, 2018, the Fund adopted its current investment strategy.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$6,656,238,506
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	74
Total Management Fee Paid	$27,430,209
Portfolio Turnover Rate	50%
Putnam Sustainable Leaders Fund	PAGE 2	39051-ATSR6-0826

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective January 1, 2026, the portfolio managers for the Fund are Stephanie Dobson and Rob Forker.
Putnam Investment Management, LLC (the “Investment Manager”), the investment manager of Putnam Sustainable Leaders Fund (the “Fund”), has recommended, and the Fund’s Board of Trustees has approved, changes to the Fund’s name, investment strategies, and 80% investment policy (collectively, the “Repositioning”), which are subject to shareholder approval of a proposed amended and restated management contract for the Fund that would eliminate the performance adjustment component of the Fund’s management fee (the “Management Contract Proposal”). If shareholders approve the Management Contract Proposal, the Investment Manager currently anticipates that the Repositioning would be effective on or about January 15, 2027 (the “Effective Date”). If shareholders approve the Management Contract Proposal, on the Effective Date, the Fund’s name would change to “Putnam Mid Cap Fund,” and the Fund would be repositioned from a large cap core fund to a mid cap equity fund. Also on the Effective Date, the Fund will revise its 80% investment policy from investing under normal circumstances at least 80% of its net assets in investments that meet the Investment Manager’s sustainability criteria, to investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, or other investments with similar economic characteristics, of medium capitalization companies. The Repositioning will not occur if shareholders do not approve the Management Contract Proposal. A full description of the Management Contract Proposal will be contained in a proxy statement that is expected to be mailed to shareholders on or around August 24, 2026. The foregoing is not a solicitation of any proxy, and shareholders of the Fund should read the proxy statement carefully when it becomes available.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Leaders Fund	PAGE 3	39051-ATSR6-0826

Putnam Sustainable Leaders Fund
Class Y [PNOYX]	Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about Putnam Sustainable Leaders Fund for the period July 1, 2025, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$59	0.55%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Class Y shares of Putnam Sustainable Leaders Fund returned 14.89%. The Fund compares its performance to the S&P 500 Index and the Putnam Sustainable Leaders Linked Benchmark†, which both returned 22.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	ASML Holding, a semiconductor equipment manufacturer.
↑	Underweight position in Netflix, a streaming entertainment company.
↑	Overweight position in Lam Research Group, a producer of semiconductor fabrication equipment.

Top detractors from performance:
↓	Underweight position in Micron Technology, a producer of memory and storage semiconductors.
↓	Overweight position in Roper Technologies, a diversified technology company.
↓	Overweight position in Boston Scientific Corp, a medical device manufacturer.
Putnam Sustainable Leaders Fund	PAGE 1	39051-ATSY-0826

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 6/30/2016 — 6/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Class Y	14.89	8.65	15.51
Russell 3000 Index	22.82	12.31	15.06
S&P 500 Index	22.32	13.41	15.51
Putnam Sustainable Leaders Linked Benchmark†	22.32	13.41	16.68
†	The Putnam Sustainable Leaders Linked Benchmark represents the performance of the Russell 3000 Growth Index through July 31, 2019, and the performance of the S&P 500 Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 21, 2018, the Fund adopted its current investment strategy.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$6,656,238,506
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	74
Total Management Fee Paid	$27,430,209
Portfolio Turnover Rate	50%
Putnam Sustainable Leaders Fund	PAGE 2	39051-ATSY-0826

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective January 1, 2026, the portfolio managers for the Fund are Stephanie Dobson and Rob Forker.
Putnam Investment Management, LLC (the “Investment Manager”), the investment manager of Putnam Sustainable Leaders Fund (the “Fund”), has recommended, and the Fund’s Board of Trustees has approved, changes to the Fund’s name, investment strategies, and 80% investment policy (collectively, the “Repositioning”), which are subject to shareholder approval of a proposed amended and restated management contract for the Fund that would eliminate the performance adjustment component of the Fund’s management fee (the “Management Contract Proposal”). If shareholders approve the Management Contract Proposal, the Investment Manager currently anticipates that the Repositioning would be effective on or about January 15, 2027 (the “Effective Date”). If shareholders approve the Management Contract Proposal, on the Effective Date, the Fund’s name would change to “Putnam Mid Cap Fund,” and the Fund would be repositioned from a large cap core fund to a mid cap equity fund. Also on the Effective Date, the Fund will revise its 80% investment policy from investing under normal circumstances at least 80% of its net assets in investments that meet the Investment Manager’s sustainability criteria, to investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, or other investments with similar economic characteristics, of medium capitalization companies. The Repositioning will not occur if shareholders do not approve the Management Contract Proposal. A full description of the Management Contract Proposal will be contained in a proxy statement that is expected to be mailed to shareholders on or around August 24, 2026. The foregoing is not a solicitation of any proxy, and shareholders of the Fund should read the proxy statement carefully when it becomes available.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Leaders Fund	PAGE 3	39051-ATSY-0826

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Warren Lowell and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Warren Lowell and Manoj P. Singh as the Audit Committee’s financial experts. Warren Lowell and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending June 30, 2025 and June 30, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $56,963 on June 30, 2025 and $42,675 on June 30, 2026.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 on June 30, 2025, and $0 on June 30, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $11,478 on June 30, 2025, and $11,478 on June 30, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 on June 30, 2025, and $0 on June 30, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm is compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $489,647 on June 30, 2025, and $1,820,011 on June 30, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.
(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Putnam
Sustainable Leaders
Fund
Financial Statements and Other Important Information
Annual | June 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 12
Notes to Financial Statements 16
Report of Independent Registered Public Accounting Firm 30
Tax Information 31
Changes In and Disagreements with Accountants 32
Results of Meeting(s) of Shareholders 32
Remuneration Paid to Directors, Officers and Others 32
Board Approval of Management and Subadvisory Agreements 32

Putnam Sustainable Leaders Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

O
a
Year Ended June 30,
2026 2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $123.36 $129.24 $101.80 $92.24 $128.40
Income from investment operations
a
:
Net investment income
b
......................... 0.20 0.30 0.29 0.33 0.09
Net realized and unrealized gains (losses) ........... 17.27 5.15 30.36 16.64 (21.77)
Total from investment operations .................... 17.47 5.45 30.65 16.97 (21.68)
Less distributions from:
Net investment income .......................... — (0.63) (0.19) (0.01) (0.60)
Net realized gains ............................. (13.69) (10.70) (3.02) (7.40) (13.88)
Total distributions ............................... (13.69) (11.33) (3.21) (7.41) (14.48)
Net asset value, end of year ....................... $127.14 $123.36 $129.24 $101.80 $92.24
Total return
c
................................... 14.59% 3.84% 30.89% 19.33% (19.55)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.81% 0.88% 0.87% 0.92% 0.99%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.80% 0.88%
d
0.87%
d
0.92%
d
0.99%
d
Net investment income ........................... 0.16% 0.24% 0.26% 0.34% 0.07%
Supplemental data
Net assets, end of year (000’s) ..................... $5,850,044 $5,683,066 $5,989,514 $4,928,013 $4,442,688
Portfolio turnover rate ............................ 50%
e
44% 22% 25% 32%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 10 for current year information.

Putnam Sustainable Leaders Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended June 30,
2026 2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $85.51 $92.89 $74.39 $69.76 $100.59
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.50) (0.45) (0.39) (0.29) (0.62)
Net realized and unrealized gains (losses) ........... 11.78 3.79 21.91 12.33 (16.33)
Total from investment operations .................... 11.28 3.34 21.52 12.04 (16.95)
Less distributions from:
Net investment income .......................... — (0.02) — (0.01) —
Net realized gains ............................. (13.69) (10.70) (3.02) (7.40) (13.88)
Total distributions ............................... (13.69) (10.72) (3.02) (7.41) (13.88)
Net asset value, end of year ....................... $83.10 $85.51 $92.89 $74.39 $69.76
Total return
c
................................... 13.75% 3.06% 29.91% 18.44% (20.15)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.56% 1.62% 1.62% 1.67% 1.74%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.55% 1.62%
d
1.62%
d
1.67%
d
1.74%
d
Net investment (loss) ............................ (0.60)% (0.51)% (0.49)% (0.41)% (0.68)%
Supplemental data
Net assets, end of year (000’s) ..................... $23,284 $27,199 $32,819 $31,579 $31,125
Portfolio turnover rate ............................ 50%
e
44% 22% 25% 32%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 10 for current year information.

Putnam Sustainable Leaders Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended June 30,
2026 2025 2024 2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $115.33 $121.52 $95.99 $87.58 $122.36
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.11) (0.01) 0.02 0.09 (0.28)
Net realized and unrealized gains (losses) ........... 16.10 4.85 28.56 15.73 (20.57)
Total from investment operations .................... 15.99 4.84 28.58 15.82 (20.85)
Less distributions from:
Net investment income .......................... — (0.33) (0.03) (0.01) (0.05)
Net realized gains ............................. (13.69) (10.70) (3.02) (7.40) (13.88)
Total distributions ............................... (13.69) (11.03) (3.05) (7.41) (13.93)
Net asset value, end of year ....................... $117.63 $115.33 $121.52 $95.99 $87.58
Total return .................................... 14.31% 3.58% 30.56% 19.03% (19.74)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.06% 1.13% 1.12% 1.17% 1.24%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.05% 1.13%
c
1.12%
c
1.17%
c
1.24%
c
Net investment income (loss) ...................... (0.09)% (0.01)% 0.02% 0.10% (0.22)%
Supplemental data
Net assets, end of year (000’s) ..................... $1,835 $1,819 $1,705 $1,304 $1,020
Portfolio turnover rate ............................ 50%
d
44% 22% 25% 32%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 10 for current year information.

Putnam Sustainable Leaders Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended June 30,
2026 2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $140.71 $145.86 $114.45 $102.50 $141.11
Income from investment operations
a
:
Net investment income
b
......................... 0.66 0.81 0.74 0.74 0.54
Net realized and unrealized gains (losses) ........... 19.82 5.78 34.22 18.62 (24.24)
Total from investment operations .................... 20.48 6.59 34.96 19.36 (23.70)
Less distributions from:
Net investment income .......................... — (1.04) (0.53) (0.01) (1.03)
Net realized gains ............................. (13.69) (10.70) (3.02) (7.40) (13.88)
Total distributions ............................... (13.69) (11.74) (3.55) (7.41) (14.91)
Net asset value, end of year ....................... $147.50 $140.71 $145.86 $114.45 $102.50
Total return .................................... 14.95% 4.19% 31.32% 19.74% (19.27)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.48% 0.55% 0.53% 0.58% 0.65%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.47% 0.55%
c
0.53%
c
0.58%
c
0.65%
c
Net investment income ........................... 0.45% 0.57% 0.59% 0.70% 0.41%
Supplemental data
Net assets, end of year (000’s) ..................... $30,175 $44,506 $103,080 $98,187 $81,611
Portfolio turnover rate ............................ 50%
d
44% 22% 25% 32%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 10 for current year information.

Putnam Sustainable Leaders Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended June 30,
2026 2025 2024 2023 2022
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $140.01 $145.20 $113.95 $102.17 $140.72
Income from investment operations
a
:
Net investment income
b
......................... 0.60 0.69 0.64 0.63 0.43
Net realized and unrealized gains (losses) ........... 19.69 5.75 34.06 18.56 (24.18)
Total from investment operations .................... 20.29 6.44 34.70 19.19 (23.75)
Less distributions from:
Net investment income .......................... — (0.93) (0.43) (0.01) (0.92)
Net realized gains ............................. (13.69) (10.70) (3.02) (7.40) (13.88)
Total distributions ............................... (13.69) (11.63) (3.45) (7.41) (14.80)
Net asset value, end of year ....................... $146.61 $140.01 $145.20 $113.95 $102.17
Total return .................................... 14.89% 4.11% 31.21% 19.62% (19.35)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.56% 0.63% 0.62% 0.67% 0.74%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.55% 0.63%
c
0.62%
c
0.67%
c
0.74%
c
Net investment income ........................... 0.42% 0.49% 0.51% 0.60% 0.32%
Supplemental data
Net assets, end of year (000’s) ..................... $750,900 $577,507 $469,390 $380,831 $324,486
Portfolio turnover rate ............................ 50%
d
44% 22% 25% 32%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 10 for current year information.

Putnam Sustainable Leaders Fund
Schedule of Investments, June 30, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.3%
Aerospace & Defense 1.1%
Carpenter Technology Corp. ........................... United States 82,400 $ 50,827,616
a
Honeywell Aerospace, Inc. ............................ United States 98,750 21,831,650
72,659,266
Automobiles 1.5%
a
Tesla, Inc. ......................................... United States 231,220 97,251,132
Banks 3.6%
Bank of America Corp. ............................... United States 1,958,226 111,579,717
JPMorgan Chase & Co. ............................... United States 391,420 128,123,509
239,703,226
Beverages 1.7%
Keurig Dr. Pepper, Inc. ............................... United States 3,527,932 115,469,214
Biotechnology 2.3%
AbbVie, Inc. ....................................... United States 487,300 122,624,172
a
Insmed, Inc. ....................................... United States 301,700 32,167,254
154,791,426
Broadline Retail 4.1%
a
Amazon.com, Inc. ................................... United States 1,133,440 270,144,090
Building Products 2.5%
Allegion plc ........................................ United States 643,400 90,391,266
Trane Technologies plc ............................... United States 154,280 75,776,165
166,167,431
Capital Markets 1.6%
KKR & Co., Inc. ..................................... United States 349,700 32,095,466
LPL Financial Holdings, Inc. ........................... United States 113,040 31,841,107
TPG, Inc. , A ....................................... United States 949,631 38,507,537
102,444,110
Chemicals 1.3%
Linde plc .......................................... United States 169,400 87,908,436
Communications Equipment 1.0%
Cisco Systems, Inc. ................................. United States 558,200 65,566,172
Construction & Engineering 1.9%
a
API Group Corp. .................................... United States 736,400 31,186,540
Comfort Systems USA, Inc. ............................ United States 20,520 40,669,614
EMCOR Group, Inc. ................................. United States 63,320 52,548,002
124,404,156
Construction Materials 0.8%
CRH plc .......................................... United States 513,700 54,965,900
Consumer Finance 1.2%
Capital One Financial Corp. ........................... United States 401,400 80,528,868
Consumer Staples Distribution & Retail 1.7%
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 698,200 60,897,004
Walmart, Inc. ...................................... United States 457,500 51,816,450
112,713,454
Electric Utilities 2.4%
American Electric Power Co., Inc. ....................... United States 450,800 61,673,948
Constellation Energy Corp. ............................ United States 228,580 56,772,415

Putnam Sustainable Leaders Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities (continued)
NRG Energy, Inc. ................................... United States 257,700 $ 37,639,662
156,086,025
Electrical Equipment 1.1%
GE Vernova, Inc. .................................... United States 61,480 72,230,393
Electronic Equipment, Instruments & Components 0.8%
a
Coherent Corp. ..................................... United States 133,040 52,480,289
Energy Equipment & Services 1.3%
Baker Hughes Co. , A ................................. United States 1,606,000 89,133,000
Entertainment 1.4%
a
Liberty Media Corp.-Liberty Formula One Corp. , C ........... United States 506,300 48,169,382
Walt Disney Co. (The) ................................ United States 496,500 47,788,125
95,957,507
Financial Services 3.7%
Mastercard, Inc. , A .................................. United States 219,960 112,971,456
Visa, Inc. , A ........................................ United States 389,400 133,599,246
246,570,702
Food Products 1.6%
Danone SA ........................................ France 719,245 58,789,884
Hershey Co. (The) .................................. United States 275,300 48,301,385
107,091,269
Health Care Equipment & Supplies 1.5%
Becton Dickinson & Co. ............................... United States 460,600 69,702,598
a
Boston Scientific Corp. ............................... United States 793,900 33,883,652
103,586,250
Household Durables 1.1%
DR Horton, Inc. ..................................... United States 464,500 75,657,760
Independent Power and Renewable Electricity Producers 0.4%
a
Fervo Energy Co. , A ................................. United States 808,500 23,632,455
Industrial Conglomerates 0.3%
Honeywell International, Inc. ........................... United States 98,750 22,110,125
Insurance 0.7%
Aon plc , A ......................................... United States 150,060 49,773,401
Interactive Media & Services 7.4%
Alphabet, Inc. , A .................................... United States 1,028,560 367,576,487
Meta Platforms, Inc. , A ............................... United States 225,240 126,875,440
494,451,927
IT Services 0.9%
a
Snowflake, Inc. , A ................................... United States 224,300 57,084,350
Life Sciences Tools & Services 1.2%
Thermo Fisher Scientific, Inc. .......................... United States 164,120 82,283,203
Machinery 2.4%
Ingersoll Rand, Inc. .................................. United States 1,146,100 93,968,739
Xylem, Inc. ........................................ United States 566,000 66,906,860
160,875,599

Putnam Sustainable Leaders Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Office REITs 0.6%
BXP, Inc. .......................................... United States 639,200 $ 42,385,352
Oil, Gas & Consumable Fuels 1.2%
Occidental Petroleum Corp. ........................... United States 983,500 47,768,595
Valero Energy Corp. ................................. United States 119,800 31,200,712
78,969,307
Personal Care Products 1.2%
Unilever plc ........................................ United Kingdom 1,354,801 81,600,130
Pharmaceuticals 2.6%
Eli Lilly & Co. ...................................... United States 143,060 171,590,456
Semiconductors & Semiconductor Equipment 21.3%
a
Advanced Micro Devices, Inc. .......................... United States 337,500 196,057,125
Analog Devices, Inc. ................................. United States 218,320 86,710,154
ASML Holding NV , ADR .............................. Netherlands 35,290 70,207,338
Broadcom, Inc. ..................................... United States 487,980 184,334,445
a
Intel Corp. ......................................... United States 239,200 33,399,496
Lam Research Corp. ................................. United States 470,300 203,795,099
Micron Technology, Inc. ............................... United States 143,960 166,171,588
NVIDIA Corp. ...................................... United States 2,363,200 472,852,688
1,413,527,933
Software 6.0%
a
Cadence Design Systems, Inc. ......................... United States 276,920 103,933,614
Microsoft Corp. ..................................... United States 779,100 290,619,882
394,553,496
Specialty Retail 1.1%
a
Ulta Beauty, Inc. .................................... United States 156,800 70,713,664
Technology Hardware, Storage & Peripherals 7.0%
Apple, Inc. ........................................ United States 1,607,788 465,229,536
Textiles, Apparel & Luxury Goods 1.2%
a
Amer Sports, Inc. ................................... Finland 952,000 32,215,680
a
On Holding AG , A ................................... Switzerland 1,263,500 44,753,170
76,968,850
Trading Companies & Distributors 0.6%
United Rentals, Inc. .................................. United States 37,840 42,868,558
Total Common Stocks (Cost $ 4,014,916,353 ) ..................................
6,472,128,418
Principal
Amount
*
U.S. Government and Agency Securities 0.0%
†
b
U.S. Treasury Bonds , 2%, 2/15/50 ....................... United States 715,000 416,823
b
U.S. Treasury Notes ,
3.875%, 6/30/30 .................................. United States 132,000 130,484
0.625%, 8/15/30 .................................. United States 316,900 274,484
4.25%, 8/15/35 ................................... United States 510,000 503,565
Total U.S. Government and Agency Securities (Cost $ 1,325,356 ) ................
1,325,356
Total Long Term Investments (Cost $ 4,016,241,709 ) ...........................
6,473,453,774
a

Putnam Sustainable Leaders Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 2.7%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.1%
c,d
U.S. Treasury Bills , 3 .37% , 7/16/26 ...................... United States 10,300,000 $ 10,284,576
Total U.S. Government and Agency Securities (Cost $ 10,284,843 ) ...............
10,284,576
Shares
Management Investment Companies 2.6%
e,f
Putnam Short Term Investment Fund , Class P , 3.837% ....... United States 171,592,827 171,592,827
Total Management Investment Companies (Cost $ 171,592,827 ) .................
171,592,827
Total Short Term Investments (Cost $ 181,877,670 ) .............................
181,877,403
a
Total Investments (Cost $ 4,198,119,379 ) 100.0% ...............................
$6,655,331,177
Other Assets, less Liabilities 0.0%
†
..........................................
907,329
Net Assets 100.0% .........................................................
$6,656,238,506
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts. See Note 1 ( c ).
c
The rate shown represents the yield at period end.
d
A portion or all of the security has been segregated as collateral for certain derivative contracts. At June 30, 2026, the value of this security pledged amounted to $3,283,078, representing less than 0.1% of net assets.
e
See Note 3 ( g ) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Putnam Sustainable Leaders Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At June 30, 2026 , the Fund had the following forward exchange contracts outstanding. See Note 1(c) .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Canadian Dollar .... BOFA Buy 9,501,900 6,902,391 7/15/26 $ — $ (198,677)
Canadian Dollar .... CITI Buy 119,472,600 86,769,832 7/15/26 — (2,480,361)
Canadian Dollar .... HSBK Buy 742,200 539,163 7/15/26 — (15,531)
Canadian Dollar .... JPHQ Sell 47,711,000 34,657,416 7/15/26 996,686 —
Canadian Dollar .... MSCO Sell 23,355,200 16,964,527 7/15/26 487,130 —
Canadian Dollar .... SSBT Sell 30,937,600 22,472,974 7/15/26 646,096 —
Canadian Dollar .... TDOM Sell 18,920,200 13,740,928 7/15/26 392,481 —
Canadian Dollar .... WPAC Sell 17,695,100 12,853,777 7/15/26 369,654 —
British Pound ...... BOFA Sell 339,500 456,230 9/16/26 5,902 —
British Pound ...... BZWS Sell 12,241,400 16,448,830 9/16/26 211,275 —
British Pound ...... CITI Sell 16,934,400 22,739,445 9/16/26 276,879 —
British Pound ...... GSCO Buy 31,524,000 42,323,492 9/16/26 — (508,610)
British Pound ...... HSBK Sell 12,889,300 17,303,145 9/16/26 206,186 —
British Pound ...... MSCO Buy 14,712,400 19,739,730 9/16/26 — (224,527)
British Pound ...... SSBT Sell 78,995,700 105,951,640 9/16/26 1,168,115 —
British Pound ...... TDOM Buy 27,043,400 36,282,102 9/16/26 — (410,494)
British Pound ...... UBSW Buy 283,800 380,811 9/16/26 — (4,366)
British Pound ...... WPAC Sell 11,146,100 14,953,184 9/16/26 168,485 —
Danish Krone ...... BOFA Sell 134,718,600 21,019,598 9/16/26 340,532 —
Danish Krone ...... CITI Buy 453,610,300 70,752,571 9/16/26 — (1,124,193)
Danish Krone ...... GSCO Buy 48,937,500 7,629,437 9/16/26 — (117,618)
Danish Krone ...... HSBK Sell 205,218,900 31,997,918 9/16/26 497,180 —
Danish Krone ...... MSCO Sell 51,912,200 8,091,240 9/16/26 122,809 —
Danish Krone ...... SSBT Sell 110,534,900 17,221,738 9/16/26 254,826 —
Euro ............. BOFA Sell 6,599,000 7,688,627 9/16/26 124,118 —
Euro ............. BZWS Sell 10,023,500 11,677,027 9/16/26 186,974 —
Euro ............. CITI Sell 10,671,500 12,427,807 9/16/26 194,944 —
Euro ............. GSCO Sell 59,836,300 69,661,421 9/16/26 1,070,384 —
Euro ............. HSBK Buy 6,615,800 7,702,470 9/16/26 — (118,703)
Euro ............. JPHQ Sell 35,905,900 41,799,717 9/16/26 640,372 —
Euro ............. MSCO Sell 18,996,200 21,757,269 9/16/26 53,227 (71,520)
Euro ............. SSBT Sell 12,690,400 14,765,801 9/16/26 218,650 —
Euro ............. TDOM Sell 21,403,300 24,905,950 9/16/26 371,102 —
Euro ............. UBSW Sell 21,262,100 24,745,938 9/16/26 372,949 —
Euro ............. WPAC Sell 26,851,900 31,242,266 9/16/26 461,625 —
Swiss Franc ....... SSBT Sell 29,239,800 37,172,907 9/16/26 673,759 —
Swiss Franc ....... WPAC Sell 12,412,400 15,780,173 9/16/26 286,154 —
Total Forward Exchange Contracts ................................................... $10,798,494 $(5,274,600)
Net unrealized appreciation (depreciation) ............................................ $5,523,894
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  8  regarding other derivative information.
See A bbreviations on page 29 .

Putnam Sustainable Leaders Fund
Financial Statements
Statement of Assets and Liabilities
June 30, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam
Sustainable
Leaders Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $4,026,526,552
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 171,592,827
Value - Unaffiliated issuers .................................................................. $6,483,738,350
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 171,592,827
Cash .................................................................................... 5,003,402
Receivables:
Capital shares sold ........................................................................ 945,339
Dividends and interest ..................................................................... 3,127,593
European Union tax reclaims (Note 1 d ) ......................................................... 323,895
Unrealized appreciation on OTC forward exchange contracts .......................................... 10,798,494
Prepaid expenses .......................................................................... 1,024,830
Total assets .......................................................................... 6,676,554,730
Liabilities:
Payables:
Capital shares redeemed ................................................................... 3,344,214
Management fees ......................................................................... 2,233,159
Administrative fees ........................................................................ 19,517
Distribution fees .......................................................................... 1,211,639
Transfer agent fees ........................................................................ 1,035,142
Trustees' fees and expenses ................................................................. 1,236,214
Deposits from brokers for:
OTC derivative contracts .................................................................. 4,170,000
Unrealized depreciation on OTC forward exchange contracts .......................................... 5,274,600
Collateral on certain derivative contracts, at value (Note 1 c ) ........................................... 1,325,356
Accrued expenses and other liabilities ........................................................... 466,383
Total liabilities ......................................................................... 20,316,224
Net assets, at value ................................................................. $6,656,238,506
Net assets consist of:
Paid-in capital ............................................................................. $3,711,914,524
Total distributable earnings (losses) ............................................................. 2,944,323,982
Net assets, at value ................................................................. $6,656,238,506

Putnam Sustainable Leaders Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam
Sustainable
Leaders Fund
Class A:
Net assets, at value ....................................................................... $5,850,044,281
Shares outstanding ........................................................................ 46,011,641
Net asset value per share
a ,b
.................................................................. $127.14
Maximum offering price per share (net asset value per share ÷ 94 .25% )
b
................................ $134.90
Class C:
Net assets, at value ....................................................................... $23,284,473
Shares outstanding ........................................................................ 280,199
Net asset value and maximum offering price per share
a ,b
............................................ $83.10
Class R:
Net assets, at value ....................................................................... $1,834,817
Shares outstanding ........................................................................ 15,598
Net asset value and maximum offering price per share
b
............................................. $117.63
Class R6:
Net assets, at value ....................................................................... $30,175,054
Shares outstanding ........................................................................ 204,577
Net asset value and maximum offering price per share
b
............................................. $147.50
Class Y:
Net assets, at value ....................................................................... $750,899,881
Shares outstanding ........................................................................ 5,121,879
Net asset value and maximum offering price per share
b
............................................. $146.61
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Sustainable Leaders Fund
Financial Statements
Statement of Operations
for the year ended June 30, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam
Sustainable
Leaders Fund
Investment income:
Dividends: (net of foreign taxes of $213,383)
Unaffiliated issuers ........................................................................ $58,157,153
Non-controlled affiliates (Note 3 g ) ............................................................. 3,177,184
Interest:
Unaffiliated issuers ........................................................................ 728,275
Other income (Note 1 d ) ...................................................................... 320,839
Total investment income ................................................................... 62,383,451
Expenses:
Management fees (Note 3 a ) ................................................................... 27,430,209
Administrative fees (Note 3 b ) .................................................................. 112,181
Distribution fees: (Note 3c )
    Class A ................................................................................ 14,437,238
    Class C ................................................................................ 250,318
    Class R ................................................................................ 8,859
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 6,866,446
Class C ................................................................................ 29,738
    Class R ................................................................................ 2,104
    Class R6 ............................................................................... 22,649
    Class Y ................................................................................ 781,357
Custodian fees ............................................................................. 55,423
Reports to shareholders fees .................................................................. 237,114
Registration and filing fees .................................................................... 136,085
Professional fees ........................................................................... 531,644
Trustees' fees and expenses (Note 3 f ) ........................................................... 224,654
Other .................................................................................... 242,272
Total expenses ......................................................................... 51,368,291
Expense reductions (Note 4 ) ............................................................... (846,735)
Net expenses ......................................................................... 50,521,556
Net investment income ................................................................ 11,861,895
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
*
Unaffiliated issuers ...................................................................... 1,207,413,930
Foreign currency transactions ................................................................ (47,147)
Forward exchange contracts ................................................................. (2,345,698)
Futures contracts ......................................................................... (1,030,289)
Net realized gain (loss) .................................................................. 1,203,990,796
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (348,972,207)
Translation of other assets and liabilities denominated in foreign currencies .............................. (170,484)
Forward exchange contracts ................................................................. 22,408,651
Net change in unrealized appreciation (depreciation) ............................................ (326,734,040)
Net realized and unrealized gain (loss) ............................................................ 877,256,756
Net increase (decrease) in net assets resulting from operations .......................................... $889,118,651
*
Includes gains from redemption in-kind. See Note 10.

Putnam Sustainable Leaders Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Sustainable Leaders Fund
Year Ended
June 30, 2026
Year Ended
June 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $11,861,895 $16,639,250
Net realized gain (loss) ................................................. 1,203,990,796 828,581,693
Net change in unrealized appreciation (depreciation) ........................... (326,734,040) (603,971,620)
Net increase (decrease) in net assets resulting from operations ................ 889,118,651 241,249,323
Distributions to shareholders:
Class A ............................................................. (602,278,535) (507,320,619)
Class C ............................................................. (3,813,401) (3,568,346)
Class R ............................................................. (193,439) (138,384)
Class R6 ............................................................ (3,886,300) (8,021,747)
Class Y ............................................................. (57,242,862) (37,250,064)
Total distributions to shareholders .......................................... (667,414,537) (556,299,160)
Capital share transactions: (Note 2 )
Class A ............................................................. (19,118,646) (17,224,987)
Class B ............................................................. — (4,880,660)
Class C ............................................................. (3,306,792) (2,784,625)
Class R ............................................................. (22,790) 204,595
Class R6 ............................................................ (17,335,650) (55,648,427)
Class Y ............................................................. 140,220,499 128,042,823
Total capital share transactions ............................................ 100,436,621 47,708,719
Net increase (decrease) in net assets ................................... 322,140,735 (267,341,118)
Net assets:
Beginning of year ....................................................... 6,334,097,771 6,601,438,889
End of year ........................................................... $6,656,238,506 $6,334,097,771

Putnam Sustainable Leaders Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Putnam Sustainable Leaders Fund (Fund) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company. The Fund
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Class Y.
Class C shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
On May 21, 2026, the Trust's Board of Trustees approved
a proposal to change the name of the Fund to Putnam Mid
Cap Fund, effective January 15, 2027.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant

Putnam Sustainable Leaders Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Sustainable Leaders Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination
by the counterparty may result in an immediate payment
by the Fund of any net liability owed to that counterparty
under the ISDA agreement. At June 30, 2026, the Fund had
OTC derivatives in a net liability position by counterparty of
$3,132,731 and the aggregate value of collateral pledged for such contracts was $3,283,078.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to equity price
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
See Note 8  regarding other derivative information.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Fund invests. In
some cases, the Fund may be entitled to reclaim all or a
portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statement of
Assets and Liabilities and dividend income in the Statement
of Operations. In many cases, however, the Fund may
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Putnam Sustainable Leaders Fund
Notes to Financial Statements

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Annual Report
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, the Fund records an estimated
deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Putnam Sustainable Leaders Fund
Notes to Financial Statements

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Annual Report
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
June 30, 2026
Year Ended
June 30, 2025
Shares Amount Shares Amount
Class A Shares: 333989 –
Shares sold
a
................................... 475,838 $59,006,029 606,922 $76,340,251
Shares issued in reinvestment of distributions .......... 4,647,189 568,816,418 3,719,456 479,326,247
Shares redeemed ............................... (5,181,917) (646,941,093) (4,601,478) (572,891,485)
Net increase (decrease) .......................... (58,890) $(19,118,646) (275,100) $(17,224,987)
Class B Shares:
*
62689 –
Shares redeemed ............................... — — (62,689) (4,880,660)
Net increase (decrease) .......................... — $— (62,689) $(4,880,660)
Class C Shares: 73122 –
Shares sold ................................... 26,897 $2,253,974 37,848 $3,332,666
Shares issued in reinvestment of distributions .......... 47,441 3,809,986 39,699 3,561,819
Shares redeemed
a
.............................. (112,203) (9,370,752) (112,804) (9,679,110)
Net increase (decrease) .......................... (37,865) $(3,306,792) (35,257) $(2,784,625)
Class R Shares: (1563) –
Shares sold ................................... 4,189 $490,855 4,683 $549,935
Shares issued in reinvestment of distributions .......... 1,706 193,439 1,147 138,384
Shares redeemed ............................... (6,071) (707,084) (4,090) (483,724)
Net increase (decrease) .......................... (176) $(22,790) 1,740 $204,595
Class R6 Shares: 502108 –
Shares sold ................................... 8,330,244 $1,194,362,547 93,625 $13,324,141
Shares issued in reinvestment of distributions .......... 26,809 3,801,032 54,318 7,969,522
Shares redeemed in-kind (Note 10) .................. (8,265,772) (1,187,299,057) — —
Shares redeemed ............................... (203,006) (28,200,172) (538,325) (76,942,090)
Net increase (decrease) .......................... (111,725) $(17,335,650) (390,382) $(55,648,427)
Class Y Shares: (1889269) –
Shares sold ................................... 1,927,291 $272,581,432 1,615,479 $225,070,278
Shares issued in reinvestment of distributions .......... 401,780 56,630,810 251,555 36,742,079
Shares redeemed ............................... (1,332,070) (188,991,743) (974,767) (133,769,534)
Net increase (decrease) .......................... 997,001 $140,220,499 892,267 $128,042,823
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.

Putnam Sustainable Leaders Fund
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
In addition, the monthly management fee consists of the monthly base fee plus or minus a performance adjustment for the month. The performance adjustment is determined based on performance over the thirty-six month period then ended. Each month, the performance adjustment is calculated by multiplying the performance adjustment rate and the Fund’s average net assets over the performance period and dividing the result by twelve. The resulting dollar amount is added to, or subtracted from the base fee for that month. The performance adjustment rate is equal to 0.03 multiplied by the difference between the
Fund’s annualized performance (measured by the Fund’s class A shares) and the annualized performance of the S&P 500
Index each measured over the performance period. The maximum annualized performance adjustment rate is +/- 0.12%. The monthly base fee is determined based on the Fund’s average net assets for the month, while the performance adjustment is determined based on the Fund’s average net assets over the thirty-six month performance period. This means it is possible that, if the Fund underperforms significantly over the performance period, and the Fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the Fund.
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.710% of the first $5 billion,
0.660% of the next $5 billion,
0.610% of the next $10 billion,
0.560% of the next $10 billion,
0.510% of the next $50 billion,
0.490% of the next $50 billion,
0.480% of the next $100 billion and
0.475% of any excess thereafter.

Putnam Sustainable Leaders Fund
Notes to Financial Statements

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Annual Report
Because the performance adjustment is based on the Fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the Fund’s shares lose value during the performance period provided that the Fund outperformed its benchmark index, and could decrease
Putnam Management’s fee even if the Fund’s shares increase in value during the performance period provided that the Fund underperformed its benchmark index.
For the reporting period, the management fee represented an effective rate (excluding the impact of any expense waiver in effect) of 0.422% of the Fund’s average net assets, which included an effective base fee of 0.528% and a decrease of 0.107%, or $6,925,290, based on performance.
Putnam Management retained Advisers as subadvisor for the Fund. Pursuant to the agreement, Advisers provides certain advisory and related services to the Fund. Putnam Management pays a monthly fee to Advisers based on the costs of
Advisers in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Putnam Management, FT Services provides administrative services to the Fund. The fee is paid by
Putnam Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors, for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors and to Putnam Retail Management at
an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Sustainable Leaders Fund
Notes to Financial Statements

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Annual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended June 30, 2026, the Fund held investments in affiliated management investment companies as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $149,750
CDSC retained .............................................................................. $2,215
3. Transactions with Affiliates
(continued)

Putnam Sustainable Leaders Fund
Notes to Financial Statements

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Annual Report
h. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through October 30, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the year ended June 30, 2026, the fees were reduced as noted in the Statement of Operations.
5. Income Taxes
The tax character of distributions paid during the years ended June 30, 2026 and 2025, was as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam Sustainable Leaders Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.837% ...... $165,159,563 $1,579,149,804 $(1,572,716,540) $— $— $171,592,827 171,592,827 $3,177,184
Total Affiliated Securities ... $165,159,563 $1,579,149,804 $(1,572,716,540) $— $— $171,592,827 $3,177,184
2026 2025
Distributions paid from:
Ordinary income .......................................................... — $31,839,598
Long term capital gain ...................................................... $667,414,537 524,459,562
$667,414,537 $556,299,160
3. Transactions with Affiliates
(continued)
g. Investments in Affiliated Management Investment Companies
(continued)

Putnam Sustainable Leaders Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
At June 30, 2026, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales and in-kind transactions.
In accordance with U.S. GAAP permanent differences are reclassified among capital accounts to reflect their tax character. At the year ended June 30, 2026, such reclassifications were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended June 30, 2026, aggregated
$3,840,112,839 and $3,225,892,160, respectively. Sales of investments excluded in-kind transactions of $1,148,483,004.
7. Concentration of Risk
Investing with a focus on companies that exhibit a commitment to sustainable business practices may result in the Fund investing in certain types of companies, industries or sectors that the market may not favor. In evaluating an investment opportunity, Putnam Management may make investment decisions based on information and data that is incomplete or inaccurate. Due to changes in the products or services of the companies and issuers in which the Fund invests, the Fund may temporarily hold securities that are inconsistent with its sustainable investment criteria.
Cost of investments .......................................................................... $4,209,165,354
Unrealized appreciation ........................................................................ $2,574,433,316
Unrealized depreciation ........................................................................ (122,743,599)
Net unrealized appreciation (depreciation) .......................................................... $2,451,689,717
Distributable earnings:
Undistributed ordinary income ................................................................... $64,684,841
Undistributed long term capital gains .............................................................. 427,608,457
Total distributable earnings ..................................................................... $492,293,298
Putnam
Sustainable
Leaders Fund
Paid-in-Capital .................................................................................. $545,470,520
Total distributable earnings (loss) .................................................................... $(545,470,520)
5. Income Taxes
(continued)

Putnam Sustainable Leaders Fund
Notes to Financial Statements

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Annual Report
8. Other Derivative Information
At June 30, 2026, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended June 30, 2026, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended June 30, 2026, the average month end contract value of forward exchange contracts was $885,151,872.
The daily average notional amount of futures contracts represented $700,776.
See Note 1(c) regarding derivative financial instruments.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended June 30, 2026, the Fund did not use the
Global Credit Facility.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Sustainable Leaders Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 10,798,494 Unrealized depreciation on OTC
forward exchange contracts
$ 5,274,600
Total .................... $10,798,494 $5,274,600
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam Sustainable Leaders Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $(2,345,698) Forward exchange contracts $22,408,651
Equity contracts ..............
Futures contracts (1,030,289) Futures contracts —
Total ....................... $(3,375,987) $22,408,651

Putnam Sustainable Leaders Fund
Notes to Financial Statements

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Annual Report
10. Redemption In-Kind
During the year ended June 30, 2026, Putnam Sustainable Leaders Fund realized $546,119,892 of net gains resulting from non-pro rata redemptions in-kind in which shareholders redeemed fund shares for cash and selected portfolio securities held by the Fund, whereby portfolio securities selected by the investment manager were distributed to the redeeming shareholders of the Fund. As such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gain to paid-in capital.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Sustainable Leaders Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 72,659,266 $ — $ — $ 72,659,266
Automobiles .......................... 97,251,132 — — 97,251,132
Banks ............................... 239,703,226 — — 239,703,226
Beverages ........................... 115,469,214 — — 115,469,214
Biotechnology ......................... 154,791,426 — — 154,791,426
Broadline Retail ....................... 270,144,090 — — 270,144,090
Building Products ...................... 166,167,431 — — 166,167,431
Capital Markets ........................ 102,444,110 — — 102,444,110
Chemicals ........................... 87,908,436 — — 87,908,436
Communications Equipment .............. 65,566,172 — — 65,566,172
Construction & Engineering ............... 124,404,156 — — 124,404,156
Construction Materials .................. 54,965,900 — — 54,965,900
Consumer Finance ..................... 80,528,868 — — 80,528,868
Consumer Staples Distribution & Retail ...... 112,713,454 — — 112,713,454
Electric Utilities ........................ 156,086,025 — — 156,086,025
Electrical Equipment .................... 72,230,393 — — 72,230,393
Electronic Equipment, Instruments &
Components ........................ 52,480,289 — — 52,480,289
Energy Equipment & Services ............. 89,133,000 — — 89,133,000
Entertainment ......................... 95,957,507 — — 95,957,507
Financial Services ...................... 246,570,702 — — 246,570,702
Food Products ........................ 48,301,385 58,789,884 — 107,091,269
Health Care Equipment & Supplies ......... 103,586,250 — — 103,586,250
Household Durables .................... 75,657,760 — — 75,657,760
Independent Power and Renewable Electricity
Producers .......................... 23,632,455 — — 23,632,455

Putnam Sustainable Leaders Fund
Notes to Financial Statements

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Annual Report
12. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group of the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Putnam Sustainable Leaders Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Industrial Conglomerates ................ $ 22,110,125 $ — $ — $ 22,110,125
Insurance ............................ 49,773,401 — — 49,773,401
Interactive Media & Services .............. 494,451,927 — — 494,451,927
IT Services ........................... 57,084,350 — — 57,084,350
Life Sciences Tools & Services ............ 82,283,203 — — 82,283,203
Machinery ............................ 160,875,599 — — 160,875,599
Office REITs .......................... 42,385,352 — — 42,385,352
Oil, Gas & Consumable Fuels ............. 78,969,307 — — 78,969,307
Personal Care Products ................. — 81,600,130 — 81,600,130
Pharmaceuticals ....................... 171,590,456 — — 171,590,456
Semiconductors & Semiconductor Equipment . 1,413,527,933 — — 1,413,527,933
Software ............................. 394,553,496 — — 394,553,496
Specialty Retail ........................ 70,713,664 — — 70,713,664
Technology Hardware, Storage & Peripherals . 465,229,536 — — 465,229,536
Textiles, Apparel & Luxury Goods .......... 76,968,850 — — 76,968,850
Trading Companies & Distributors .......... 42,868,558 — — 42,868,558
U.S. Government and Agency Securities ....... — 1,325,356 — 1,325,356
Short Term Investments ................... 171,592,827 10,284,576 — 181,877,403
Total Investments in Securities ........... $6,503,331,231 $151,999,946
b
$— $6,655,331,177
Other Financial Instruments:
Forward Exchange Contracts ............... $— $10,798,494 $— $10,798,494
Total Other Financial Instruments ......... $— $10,798,494 $— $10,798,494
– – – –
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 5,274,600 $ — $ 5,274,600
Total Other Financial Instruments ......... $— $5,274,600 $— $5,274,600
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $140,390,014, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
11. Fair Value Measurements
(continued)

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Notes to Financial Statements

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Annual Report
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
ADR
American Depositary Receipt
REIT
Real Estate Investment Trust

Putnam Sustainable Leaders Fund
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees and Shareholders of Putnam Sustainable Leaders Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam
Sustainable Leaders Fund (the "Fund") as of June 30, 2026, the related statement of operations for the year ended June 30,
2026, the statements of changes in net assets for each of the two years in the period ended June 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2026 and the financial highlights for each of the five years in the period ended June 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
August 19, 2026
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

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Tax Information (unaudited)

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By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended June 30, 2026:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $667,414,537
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $42,635,074
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $56,118,937
Qualified Business Income Dividends Earned §199A $1,304,830
Section 163(j) Interest Earned §163(j) $397,320
Interest Earned from Federal Obligations Note (1) $667,208

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Putnam Sustainable Leaders Fund
Trustee approval of management contracts
(
unaudited
)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 26, 2026, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”))
of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved the continuance of a management contract with Putnam Investment Management, LLC (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the Advisor and Franklin Advisers, Inc. (“Franklin Advisers” and together with FTIML, the “Subadvisors”) (collectively, the “Management Contracts”). The Advisor, FTIML, and Franklin Advisers are each direct or indirect, wholly-owned subsidiaries of Franklin Templeton, Inc. (together with its subsidiaries, “Franklin Templeton”).
At their meeting on May 21, 2026, the Board approved, subject to approval by your fund’s shareholders, an amended and restated management contract with the Advisor. In substance, the amended and restated management contract differed from the existing management contract only in that it eliminated the performance adjustment (subject to an eighteen-
month transition period) used in calculating your fund’s management fee. In approving the elimination of the performance adjustment component to the management fee for your fund, the Trustees considered information provided by the Advisor, including, among other things, hypothetical examples comparing the total management fees under both the current and proposed contracts. In addition, the Trustees considered that, following the eighteen-month transition period, the removal of the performance adjustment component of the management fee could result in lower or higher management fees under
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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the proposed amended and restated management contract depending on your fund’s performance. The Trustees noted that the proposed amended and restated management contract was substantially identical to your fund’s existing management contract, other than the elimination of the performance adjustment, the effective date of the contract and the initial term of the contract.
The Trustees considered that, if the proposed amended and restated management contract is approved by shareholders, your fund is expected to be repositioned from a large cap core fund to a mid cap core fund and renamed “Putnam Mid Cap Fund,”
with corresponding changes to your fund’s investment strategies (the “Fund Repositioning”). The Trustees also considered that, in connection with the Fund Repositioning, your fund is expected to revise its investment policy from investing at least
80% of the value of its net assets in securities that meet the investment manager’s sustainability criteria, to investing at least
80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, or other investments with similar economic characteristics, of medium capitalization companies.
The Trustees considered the Advisor’s belief that removing the performance adjustment component of your fund’s management fee would simplify pricing and reduce fee variability for shareholders, enhance competitiveness, and improve your fund’s fit within model portfolios and asset allocation frameworks. The Trustees also considered the Advisor’s belief that the Fund Repositioning would support a better overall shareholder experience over the long term, notwithstanding the potential for an increase in management fee that could result from the removal of the performance adjustment component to your fund’s management fee following the eighteen-month transition period.
The Trustees also considered the Advisor’s view that it was advisable to proceed with the repositioning contingent upon approval of the amended and restated management contract, so that the repositioned fund would have a fee schedule comparable to the majority of mid cap funds.
The Trustees further considered that the expenses associated with the preparation of the proxy statement and related materials, including printing, delivery, and solicitation costs, will be borne by the Advisor. Finally, the Trustees considered that, under the eighteen-month transition plan for calculating the management fee under the proposed amended and restated
management contract, your fund’s performance history against the performance index would appropriately remain a factor in the calculation of the management fee for a significant period of time. The Trustees took into account that the Advisor proposed the Fund Repositioning to be contingent upon the approval of the proposed amended and restated management contract and, if shareholders do not approve the proposed amended and restated management contract, the Advisor would continue to operate your fund under the current strategy while reevaluating strategic options for the fund.
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor in the descriptions of the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract
Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June

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2026, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2026 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2026.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base; and
The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and most of the other funds are the result of many years of review and discussion between the Independent
Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds or repositioned funds, the current fee arrangements under the majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the
Contract Committee and discussions with management, as well as approval by shareholders.
Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as aggregate assets under management of the fund and other mutual funds sponsored by the Advisor
(or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The
Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)

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In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. Until the proposed amended and restated management contract is approved by shareholders, the
Trustees concluded that the circumstances did not indicate that any other changes to the management fee schedule for your fund would be appropriate at this time.
In addition, your fund’s Management Contract provides that its management fees will be adjusted up or down depending upon whether your fund’s performance is better or worse than the performance of an appropriate index of securities prices specified in the Management Contract. In the course of reviewing investment performance, the Trustees examined the operation of your fund’s performance fees and concluded that, until the proposed amended and restated management contract is approved by shareholders,
1
these fees were operating effectively to align further the Advisor’s economic interests with those of the fund’s shareholders.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2025.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund) had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2025. The Advisor and PSERV have agreed to maintain these expense limitations until at least October 30, 2027. The Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees
(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the third quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2025. (Total expenses reflect the fees and expenses borne directly by the fund and the competitive funds included in the custom Lipper peer groups, as well as any underlying funds’ net fees and expenses.) The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2025 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2025 for each of the applicable
1
Under the fund’s proposed amended and restated management contract, subject to approval by the fund’s shareholders, at current asset levels, the fund would pay a management fee at a rate of 53 basis points to the Advisor, and the performance adjustment component of your fund’s management fee would be eliminated following an eighteen-month transition period, during which the fund would continue to receive the benefit of any performance adjustment that reduces the management fee.

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agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other products that are managed by a portfolio team that also manages one or more U.S. registered mutual funds in a category of similar strategies offered by the funds (including exchange traded funds, sub-advised U.S. mutual funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products). This information included comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with investment leadership of the Advisor throughout the year. The Trustees noted that the Advisor had made portfolio management assignment changes in 2025 to strengthen its investment teams providing services to the funds. The Trustees concluded that the Advisor generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2025 against what the Advisor characterized as a complex investing environment. The Trustees considered the Advisor’s discussion of the markets, the economy, and geopolitical conditions in 2025. The S&P 500 was up 18% in 2025 but with significant periods of volatility, and the Bloomberg Aggregate fixed income index was up 7% during the year, with the Federal Reserve cutting the Effective Federal Funds rate from 4.25% at year-end 2024 to 3.5% at year-end 2025. Ten-year Treasury yields ended 2025 at 4.2%, down from 4.6% at year-end 2024. In 2025, geopolitical and economic conditions, as well as financial markets, provided a complex investing environment: a new U.S. presidential administration with significant policy actions, including tariffs; complex inflation; rates and Federal Reserve developments; artificial intelligence-related impacts; and
political and military actions across the globe. Even with this backdrop, generally strong economic, corporate and labor market conditions continued in 2025, although with some signs of concern.
For the one-year period ended December 31, 2025, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 37th percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 1.6% gross of fees over the one-year period. The Contract Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 26th,
22nd and 16th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2025, respectively. The Trustees further noted that the funds, in the aggregate, solidly outperformed their benchmarks on a gross

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basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 41 funds were rated four or five stars at the end of 2025, which was a year-over-year decrease of 11 funds. The Trustees also considered that 18 funds were five-star rated at the end of 2025, which was a year-over-year decrease of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2025 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks.
In the case of your fund, the Trustees considered information about your fund’s total return and its performance relative to its benchmark over the one-year, three-year and five-year periods ended December 31, 2025. Your fund’s class A shares’ return, net of fees and expenses, was positive but trailed the return of its benchmark over the one-year, three-year and five-year periods ended December 31, 2025. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees expressed concern about your fund’s significant underperformance relative to its benchmark for the one-year, three-year and five-year periods ended December 31, 2025. The Trustees noted and considered the Advisor’s observations concerning the performance of your fund.
In the Advisor’s view:
In general, across all one-year, three-year and five-year periods ended December 31, 2025, stock selection accounted for most of the underperformance, whereas sector allocation was a smaller detractor.
Over the one-year and three-year periods ended December 31, 2025, the largest detractor within sector allocation was an underweight positioning to communication services. Over the same periods, from an individual stock perspective, an underweight position in electric vehicle and clean energy company Tesla was the largest single detractor.
Over the five-year period ended December 31, 2025, an overweight positioning to materials and an underweight positioning to energy were the largest detractors within sector allocation. From an individual stock perspective over the same period, an overweight position in aluminum packaging company Ball Corporation and an underweight position in semiconductor and infrastructure software company Broadcom were the largest single detractors.
Over all one-year, three-year and five-year periods ended December 31, 2025 periods, overweight positions in clean energy company Constellation Energy, pharmaceutical company Eli Lilly and data storage company Seagate
Technology were among the top five individual stock contributors.
As noted above, the Trustees considered that if shareholders do not approve the proposed amended and restated
management contract, the Advisor would continue to operate your fund under the current strategy while reevaluating strategic options for the fund.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved

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by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s Management Contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors, LLC (“Franklin
Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

39051-AFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Sustainable Leaders Fund

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 28, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	August 28, 2026